Employee benefits - Summary of Defined Contribution Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Japanese Plans [Member]
Disclosure of Detailed Information About Defined Contribution Plans Explanatory [Line Items]
Total defined contribution expenses	¥ 11,137	¥ 10,992
Foreign Plans [Member]
Disclosure of Detailed Information About Defined Contribution Plans Explanatory [Line Items]
Total defined contribution expenses	¥ 11,154	¥ 9,639